Intangible Assets, Net (Details) - Schedule of future amortization expenses $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future amortization expenses [Abstract]
2022	$ 17,538
2023	17,729
2024	13,021
2025	9,607
2026	9,607
Thereafter	16,992
Total	$ 84,494